U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First Investors Multi-State Insured Tax Free Fund
     95 Wall Street
     New York, NY  10005

2.   Name of each series or class of funds for which this notice is filed:

     Class A and Class B shares of the following series:
          Arizona Series           Minnesota Series
          California Series        Missouri Series
          Colorado Series          New Jersey Series
          Connecticut Series       North Carolina Series
          Florida Series           Ohio Series
          Georgia Series           Oregon Series
          Maryland Series          Pennsylvania Series
          Massachusetts Series     Virginia Series
          Michigan Series

3.   Investment Company Act File Number:  811-4623

     Securities Act File Number:  33-4077


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number:        4,380,467.641
          Sale Price:    $55,636,797.72

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:        4,380,467.641
          Sale Price:    $55,636,797.72

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):




12.  Calculation of registration fee:





(i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on rule
     24f-2 (from item 10):


$  55,636,797.72



(ii) Aggregate price of shares issued in connection with dividend reinvestment plans
     (from item 11, if applicable):


+         -0-



(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):


-  42,945,195.78



(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
     24e-2 (if applicable):



+         -0-



(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):



  12,691,601.94



(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):


x 1/29 of 1%



(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

$  4,376.41


Instruction:   issuers should complete lines, (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [X]

      Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:

      February 23, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                              By /s/C. Durso
                                 C. Durso, Vice President and Secretary



Date:  February 23, 1996

                          KIRKPATRICK & LOCKHART LLP
                        1800 Massachusetts Avenue, N.W.
                           Washington, DC  20036-1800





                               February 23, 1996


First Investors Multi-State Insured Tax-Free Fund
95 Wall Street, 23rd Floor
New York, New York  10005

                         Re:   Rule 24f-2 Notice

Ladies and Gentlemen:

      First Investors Multi-State Insured Tax-Free Fund (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts. We understand that the Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act"), for the purpose of making definite the number of shares which it has registered under the Securities Act of 1933, as amended ("1933 Act"), and which it sold during its fiscal year ended December 31, 1995.

      We have, as counsel, participated in various business and other matters relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of its Declaration of Trust and By-Laws, as now in effect, and certain other documents and certificates of officers and representatives of the Trust relating to its organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that the shares of beneficial interest sold by the Trust during the fiscal year ended December 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable.

      We express no opinion as to compliance with the 1933 Act, the 1940 Act, or applicable state securities laws in connection with the sale of the Trust's shares.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that the trustees of the Trust shall have no power to bind any shareholder personally or to call upon him for the payment of any sum other than such as the shareholder may agree to pay by way of subscription for Trust shares, and every document entered into on behalf of the Trust must include a recitation limiting the obligation represented thereby to the Trust and its assets. The Declaration of Trust further provides that any shareholder subject to any personal liability solely by reason of his having been a shareholder is entitled to be held harmless from and indemnified against all loss and expense arising from such liability and the Trust shall, upon request by the shareholder, assume the defense of any such claim made against that shareholder and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

      We hereby consent to this opinion accompanying the Rule 24f-2 Notice which you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Trust's registration statement.

                              Very truly yours,

                              KIRKPATRICK & LOCKHART LLP



                              By    \s\ Robert J. Zutz
                                   Robert J. Zutz